Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s unaudited condensed interim financial statements have been prepared in accordance with U.S. GAAP and the rules and regulations of the SEC for interim financial information and the instructions to Form 10-Q. Accordingly, the financial statements do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, all adjustments considered for a fair presentation have been included. Operating results for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022 or any other period. The accompanying unaudited condensed interim financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Form 10-K filed with the SEC on March 7, 2022.

Basis of Presentation The financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement(s) with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement(s) with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Estimates are used when accounting for certain items such as valuation of investments held in Trust Account, derivative and warrant liabilities, and accounting for income tax valuation allowances. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2022 and December 31, 2021.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.

Cash Held in Trust Account

Investments Held in Trust Account

As of March 31, 2022 and December 31, 2021, the Company had $172,532,601 and $172,516,200, respectively, in investments held in the Trust Account. The assets held in the Trust Account were held in a mutual fund that invests in U.S. Treasury securities.

Cash Held in Trust Account

As of December 31, 2021, the Company had $172,516,200 in investments held in the Trust Account. The assets held in the Trust Account were held in money market funds, which are invested in U.S. Treasury securities.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

All of the 17,250,000 shares of Class A common stock sold as part of the Public Units in the Public Offering contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Initial Business Combination and in connection with certain amendments to the Company’s Amended Charter. In accordance with the Securities and Exchange Commission (“SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require shares of common stock subject to redemption to be classified outside of permanent equity. Therefore, all of the shares of Class A common stock sold in the Public Offering has been classified outside of permanent equity.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.

As of March 31, 2022 and December 31, 2021, the shares of Class A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,117,500)
Issuance costs allocated to Class A common stock	(3,819,853)
Plus:
Remeasurement of carrying value to redemption value	8,937,353
Class A common stock subject to possible redemption	$172,500,000

The remeasurement adjustment in the table above of $8,937,353 to adjust Class A common stock subject to possible redemption is comprised of $8,888,285 recorded in the three months ended March 31, 2021 and a $49,068 adjustment recorded in the three months ended June 30, 2021.

Class A Common Stock Subject to Possible Redemption

All of the 17,250,000 shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Initial Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in Accounting Standards Codification (“ASC”) 480-10-S99, redemption provisions not solely within the control of the Company require shares of common stock subject to redemption to be classified outside of permanent equity. Therefore, all of the shares of Class A common stock sold in the Public Offering has been classified outside of permanent equity.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.

As of December 31, 2021, the shares of Class A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,117,500)
Issuance costs allocated to Class A common stock	(3,819,853)
Plus:
Accretion of carrying value to redemption value	8,937,353
Class A common stock subject to possible redemption	$172,500,000

Warrant Liability

Warrant Liability

The Company accounts for warrants to purchase for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the balance sheet in accordance with subtopic ASC 815-40-15, “Derivatives and Hedging — Contract’s in Entity’s Own Equity”. The warrants are re-evaluated for the proper accounting treatment at each reporting period and are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the Warrants. At that time, the portion of the liability related to the Warrants will be reclassified to additional paid-in capital. At March 31, 2022 and December 31, 2021, there were 5,923,333 Warrants issued in connection with the Public Offering (the 5,750,000 public Warrants and the 173,333 Private Placement Warrants).

Warrant Liability

The Company accounts for warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the balance sheet. The warrants will be re-evaluated for the proper accounting treatment at each reporting period and are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the liability related to the common stock warrants will be reclassified to additional paid-in capital. At December 31, 2021, there were 5,923,333 Warrants issued in connection with the Public Offering (the 5,750,000 public Warrants and the 173,333 Private Placement Warrants).

Income Taxes

Income Taxes

Prior to the change in ownership on February 23, 2021 as a result of the Public Offering, the Company was included in the consolidated tax return of B. Riley Financial (the “Parent”). During this period, the Company calculated the provision for income taxes by using a “separate return” method. Under this method the Company is assumed to file a separate return with the tax authority, thereby reporting its taxable income or loss and paying the applicable tax to, or receiving the appropriate refund from, the Parent. The current provision was the amount of tax payable or refundable on the basis of a hypothetical, current year, separate return. Following changes in ownership on February 23, 2021, the Company deconsolidated from the Parent for tax purposes. Beginning February 23, 2021, the Company files separate corporate federal and state and local income tax returns.

Any difference between the tax provision (or benefit) allocated to the Company under the separate return method and payments to be made by (or received from) the Parent for tax expense are treated as either dividends or capital contribution. Accordingly, the amount by which the Company’s tax liability under the separate return method exceeds the amount of tax liability ultimately settled as a result of using incremental expenses of the Parent is periodically settled as a capital contribution from the Parent to the Company.

The Company complies with the accounting and reporting requirements of ASC Topic 740 “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of March 31, 2022 and December 31, 2021, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

Prior to the change in ownership on February 23, 2021 as a result of the Public Offering, the Company was included in the consolidated tax return of B. Riley Financial (the “Parent”). During this period, the Company calculated the provision for income taxes by using a “separate return” method. Under this method the Company is assumed to file a separate return with the tax authority, thereby reporting its taxable income or loss and paying the applicable tax to, or receiving the appropriate refund from, the Parent. The current provision was the amount of tax payable or refundable on the basis of a hypothetical, current year, separate return. Following changes in ownership on February 23, 2021, the Company deconsolidated from the Parent for tax purposes. Beginning February 23, 2021, the Company files separate corporate federal and state and local income tax returns.

Any difference between the tax provision (or benefit) allocated to the Company under the separate return method and payments to be made by (or received from) the Parent for tax expense are treated as either dividends or capital contribution. Accordingly, the amount by which the Company’s tax liability under the separate return method exceeds the amount of tax liability ultimately settled as a result of using incremental expenses of the Parent is periodically settled as a capital contribution from the Parent to the Company.

The Company complies with the accounting and reporting requirements of ASC Topic 740 “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2021, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Unrecognized Tax Benefits

Unrecognized Tax Benefits

The Company recognizes tax positions in its financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. There were no unrecognized tax benefits as of March 31, 2022 and December 31, 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for interest expense and penalties related to income tax matters as of March 31, 2022 and December 31, 2021. The Company is subject to income tax examinations by major taxing authorities since inception.

Unrecognized Tax Benefits

The Company recognizes tax positions in its financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. There were no unrecognized tax benefits as of December 31, 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for interest expense and penalties related to income tax matters as of December 31, 2021. The Company is subject to income tax examinations by major taxing authorities since inception.

Loss Per Common Share

Earnings (Loss) Per Common Share

The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock (the “Founder Shares”). Earnings and losses are shared pro rata between the two classes of shares. Private and public Warrants to purchase 5,923,333 shares of Class A common stock at $11.50 per share were issued on February 23, 2021 in connection with the IPO. As of March 31, 2022, no Warrants have been exercised. The 5,923,333 potential shares of Class A common shares for outstanding Warrants to purchase the Company’s stock were excluded from diluted earnings per share for the three months ended March 31, 2022 because the Warrants are contingently exercisable, and the contingencies have not yet been met. Basic and diluted earnings per share for the three months ended March 31,

2021 gives effect retroactively to the redeemable Class B shares that were outstanding as a result of the Initial Public Offering. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	Three Months Ended March 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income (loss)	$1,877,445	$455,627	$(365,716)	$(221,884)
Denominator:
Weighted average shares outstanding	17,770,000	4,312,500	7,108,000	4,312,500
Basic and diluted net income (loss) per share	$0.11	$0.11	$(0.05)	$(0.05)

Net Loss Per Common Share

The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock (the “Founder Shares”). Earnings and losses are shared pro rata between the two classes of shares. Private and public Warrants to purchase 5,923,333 shares of common stock at $11.50 per share were issued on February 23, 2021 in connection with the IPO and exercise of overallotment on February 23, 2021. At December 31 2021, no Warrants have been exercised. The 5,923,333 potential common shares for outstanding Warrants to purchase the Company’s stock were excluded from diluted earnings per share for the year ended December 31, 2021 because the Warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net loss per common share is the same as basic net loss per common share for the period. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

Year Ended December 31, 2021
Redeemable common stock
Net loss attributable to redeemable common stock	$(5,188,428)

Basic and diluted weighted average shares of redeemable common stock	14,697,945

Basic and diluted net loss per share of redeemable common stock	$(0.35)

Non-redeemable common stock
Net loss attributable to redeemable common stock	$(1,678,733)

Basic and diluted weighted average shares of redeemable common stock	4,755,569

Basic and diluted net loss per share of redeemable common stock	$(0.35)

For the period from June 19, 2020, (Inception) through December 31, 2020, there were no shares of redeemable common stock outstanding or other common stock equivalents outstanding. Basic and diluted earnings per share for the period from June 19, 2020, (Inception) through December 31, 2020 was $0.00 based on 4,312,500 shares outstanding which gives effect retroactively to the redeemable Class B shares that were outstanding as a result of the Initial Public Offering.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company’s Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the condensed balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statements of operations.

See Note 4 for additional information on assets and liabilities measured at fair value.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company’s Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the condensed balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statements of operations. The Public Warrants commenced separate trading on April 9, 2021.

See Note 4 for additional information on assets and liabilities measure at fair value.

Accounting Pronouncements Recently Adopted

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and was adopted by the Company on January 1, 2022 and the impact of adopting this ASU is immaterial to the financial statements.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and was adopted by the Company on January 1, 2022 and the impact of adopting this ASU is immaterial to the financial statements.

Deferred Offering Costs

Deferred Offering Costs

The Company complies with the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” Deferred offering costs of $80,000 as of December 31, 2020, consisted principally of costs incurred in connection with preparation for the Public Offering. The total offering costs incurred by the Company in connection with the Public Offering was $485,257. These costs in addition to the underwriting discount of $3,450,000 was charged to capital upon completion of the Public Offering on February 23, 2021.

Note Payable — Related Party

Note Payable — Related Party

The Company had a Note Payable to the Sponsor which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses associated with the Public Offering. The Note Payable was payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummated an initial public offering of its securities. At February 23, 2021, the Note Payable balance was $40,000. The Note Payable was paid in full using proceeds from the Public Offering and the Private Placement on March 1, 2021.

Revenue Recognition and Contract Balances

Revenue Recognition and Contract Balances

In May 2014, the FASB issued new accounting guidance related to revenue recognition. On January 1, 2019, we adopted the new accounting standard and related amendments using the modified retrospective approach. Based on the Company’s assessment, the adoption of ASC 606, Revenue from Contracts with Customers (“ASC 606”) did not have a material impact to the Company’s condensed consolidated financial statements and there were no material differences between the Company’s adoption of ASC 606 and its historic accounting under ASC 605, Revenue Recognition.

Revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Our payment terms and conditions vary by customer and contract type. In instances where the timing of revenue recognition differs from the timing of invoicing, we do not adjust the promised amount of consideration for the effects of a significant financing component when we expect, at contract inception, that the period between our transfer of a promised product or service to our customer and payment for that product or service will be one year or less.

We generally record a receivable related to revenue when we have an unconditional right to invoice and receive payment. Contract assets arise from contracts when revenue is recognized over time and the amount of revenue recognized, including our estimate of variable consideration that has been included in the transaction price, exceeds the amount billed to the customer. These amounts are included in contract assets until the right to payment is no longer conditional on events other than the passage of time. These contract assets are reclassified to receivables when the right to consideration becomes unconditional. For the three months ended March 31, 2022 and 2021, no impairment was recorded from contract assets.

Our allowances for doubtful accounts are typically immaterial and, if required, are based on our best estimate of expected credit losses inherent in our accounts receivable balance.

Contract liabilities are recorded in the event that the Company bills for services in advance of the time the services are performed, or when cash payments are received or due in advance of satisfying our performance obligations, even if amounts are refundable. Contract liabilities recorded at March 31, 2022 and December 31, 2021 represent the Company’s accounting for the timing difference between when funds are received and when the performance obligation is satisfied. Revenue recognized for the three months ended March 31, 2022 relating to the contract liability balances as of January 1, 2022 was $3.0 million.

The following table disaggregates the Company’s revenue by major type for the three months ended March 31, 2022 and 2021:

	(in thousands) Three Months Ended March 31,
	2022	2021
Brand sponsorships	$8,060	$5,274
Content	4,681	3,274
Consumer products	403	559
Esports	2,426	717
Other	234	22
Total revenue	$15,804	$9,846

The section below describes our revenue recognition policies and significant judgments in further detail for each major revenue source of the Company.

Brand Sponsorships

The Company offers advertisers a full range of promotional vehicles, including but not limited to online advertising, livestream announcements, content generation, social media posts, logo placement on the Company’s official merchandise and special appearances of members of the Company’s talent roster. Our brand sponsorship agreements may include multiple services that are capable of being individually distinct, however the intended benefit is an association with the Company’s brand and the services are not distinct within the context of the contracts. Revenues from brand sponsorship agreements are recognized ratably over the contract term. Payment terms and conditions vary, but payments are generally due periodically throughout the term of the contract. In instances where the timing of revenue recognition differs from the timing of billing, we have determined the brand sponsorship agreements generally do not include a significant financing component.

Content

The Company generates and produces original content which we monetize through Google’s AdSense service. Revenue is variable and is earned when the visitor views or “clicks through” on the advertisement. The amount of revenue earned is reported to us monthly and is recognized upon receipt of the report of viewership activity. Payment terms and conditions vary, but payments are generally due within 30 to 45 days after the end of each month.

The Company grants exclusive licenses to customers for certain content produced by FaZe talent. The Company grants the customer a license to the intellectual property, which is the content and its use in generating advertising revenues, for a pre-determined period, for an amount paid by the customer upon execution of the contract. The Company’s only performance obligation is to license the content for use in generating advertising revenues, and recognizes the full contract amount at the point at which the Company provides the customer access to the content, which is at the execution of the contract. The Company has no further performance obligations under these types of contract and does not anticipate generating any additional revenue from these arrangements apart from the contract amount.

Principal Versus Agent Considerations

A significant amount of our brand sponsorship and content revenues are generated from our talent, who are under exclusive, multi-year contracts. Our talent consists of highly trained independent contractors, whose compensation is tied to the revenue that they generate. We have evaluated the terms of our brand sponsorship and content agreements and have concluded the Company is the principal. Brand sponsorship and content revenues are reported on a gross basis, while revenue-sharing and other fees paid to our talent are recorded as cost of revenues. The Company owns the FaZe brand and intellectual property, takes primary responsibility for delivery of services, and exercises control over content generation and monetization. The Company contracts directly with Google on its Company operated channels, and the talent contracts directly with Google on their own channels. As part of the Company’s contracts with its talent, the Company agrees to serve as the Talent’s exclusive management company as it relates to any and all type of work the talent may perform, including content creation and advertising revenue generated from the content. While the talent owns the content they create while they are under contract with FaZe, the talent grants FaZe an exclusive perpetual license to the content, and FaZe grants limited usage rights of that content back to the talent, conditional upon them complying with their contract. Furthermore, all income earned from services provided by the talent related to gaming, Esports, content creation, or the business of FaZe, which includes revenue from advertising via talent content, is subject to the talent agreement and is payable to the Company. In addition, the Company’s contracts with its talent specify rules and restrictions on the content the talent can create and post. As such, through its contracts with talent, the Company is the principal because the Company is the entity exercising primary control over the content generated in the YouTube channels being monetized.

Consumer Products

The Company earns consumer products revenue from sales of our consumer products on our website or at live or virtual events. Revenues are recognized at a point in time, as control is transferred to the customer upon shipment. The Company offers customer returns and discounts through a third party distributor and accounts for this as a reduction to revenue. The Company does not offer loyalty programs or other sales incentive programs that are material to revenue recognition. Payment is due at the time of sale. We have outsourced the design, manufacturing, fulfillment, distribution, and sale of our consumer products to a third party, in exchange for royalties based on the amount of revenue generated. We evaluated the terms of the agreement to determine whether our consumer products revenues should be reported gross, or net of royalties paid. Key indicators that we evaluated in determining whether we are the principal in the sale (gross reporting), or an agent (net reporting) include, but are not limited to:

•        the Company is the party that is primarily responsible for fulfilling the promise to provide the specified good or service,

•        the Company has inventory risk before the good is transferred to the customer, and

•        the Company is the party that has discretion in establishing pricing for the specified good or service.

Based on our evaluation of the above indicators, we report consumer products revenues on a gross basis.

Esports

League Participation:    Generally, FaZe has one performance obligation — to participate in the overall Esport event — because the underlying activities do not have standalone value absent our participation in the tournament or event. Revenue from prize winnings and profit-share agreements is variable and is highly uncertain, we recognize revenue at the point in time when the uncertainty is resolved.

Player Transfer Fees:    Player transfer agreements include a fixed fee and may include a variable fee component. FaZe recognizes the fixed portion of revenue from transfer fees upon satisfaction of our performance obligation, which coincides with the execution of the related agreement. The variable portion of revenue is considered highly uncertain and is recognized at the point in time when the uncertainty is resolved.

Licensing of Intellectual Property:    Our licenses of intellectual property generate royalties that are recognized in accordance with the royalty recognition constraint. That is, royalty revenue is recognized at the time when the sale occurs.

Transaction Price Allocated to the Remaining Performance Obligations

For the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2022, the Company applies the allowable practical expedient and does not disclose information about remaining performance obligations that have original expected durations of one year or less. Revenue expected to be recognized in the future related to performance obligations that have original expected durations greater than one year that are unsatisfied (or partially unsatisfied) as of March 31, 2022 were not material.

FaZe Clan Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include the accounts and operations of the Company. All intercompany accounts and transactions have been eliminated. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates and assumptions.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s condensed consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s consolidated financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of income and expenses during the reporting period. These estimates are based on information available as of the date of the condensed consolidated financial statements. The inputs into certain of these estimates and assumptions include the consideration of the economic impact of the COVID-19 pandemic. Significant estimates include revenue recognition, allowance for doubtful accounts, valuation of our common stock, stock-based compensation expense and income taxes. These estimates generally involve complex issues and require us to make judgments, involve analysis of historical and future trends, can require extended periods of time to resolve, and are subject to change from period to period. In all cases, actual results could differ materially from our estimates.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. These estimates are based on information available as of the date of the consolidated financial statements. The inputs into certain of these estimates and assumptions include the consideration of the economic impact of the COVID-19 pandemic. Significant estimates include revenue recognition, allowance for doubtful accounts, content asset amortization policy, valuation of our common stock, stock-based compensation expense and income taxes. These estimates generally involve complex issues and require us to make judgments, involve analysis of historical and future trends, can require extended periods of time to resolve, and are subject to change from period to period. In all cases, actual results could differ materially from our estimates.

Cash and Cash Equivalents

Cash

The Company considers all highly liquid instruments with an original maturity of 90 days or less at the date of acquisition to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.

Income Taxes

Income Taxes

We record a tax provision for the anticipated tax consequences of the reported results of operations. In accordance with ASC 740, Income Taxes, the provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating losses and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. We evaluate deferred tax assets each period for recoverability. For those assets that do not meet the threshold of “more likely than not” that they will be realized in the future, a valuation allowance is recorded.

We report a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense, if applicable income tax returns remain open for examination by applicable authorities, generally three years from filing for federal and four years for state. The Company is not currently under examination by any taxing authority nor has it been notified of an impending examination.

Loss Per Common Share

Loss Per Common Share

In accordance with the provisions of ASC 260, Earnings Per Share, net loss per share is computed by dividing net loss by the weighted-average shares of common stock outstanding during the period. During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock, and convertible debt are not considered in the diluted loss per share calculation since the effect would be antidilutive. The Company has 754,833 fully vested warrants in which common shares are issuable for little to no consideration outstanding for the three months ended March 31, 2022 and 2021. The Company considered these warrants outstanding in the context of basic loss per share and included these warrants in the weighted-average shares of common stock outstanding for the period.

The results of operations were net losses for the three months ended March 31, 2022 and 2021. Therefore, the basic and diluted weighted-average shares of common stock outstanding were the same for all periods. Potentially dilutive securities that are not included in the calculation of diluted net loss per share because their effect is antidilutive are as follows (in common equivalent shares):

	Three Months Ended March 31,
	2022	2021
Warrants	$292,790	$292,790
Stock options	8,508,474	5,340,000
Unvested restricted stock awards	736,201	—
Convertible preferred stock	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	$12,775,265	$8,870,590

Loss Per Common Share

In accordance with the provisions of ASC 260, Earnings Per Share, net loss per share is computed by dividing net loss by the weighted-average shares of common stock outstanding during the period. During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock, and convertible debt are not considered in the diluted loss per share calculation since the effect would be antidilutive. The Company has 754,833 fully vested warrants outstanding in which common shares are issuable for little to no consideration for the years ended December 31, 2021 and 2020. The Company considered these warrants outstanding in the context of basic loss per share and included these warrants in the weighted-average shares of common stock outstanding for the period.

The results of operations were a net loss for the years ended December 31, 2021 and 2020. Therefore, the basic and diluted weighted-average shares of common stock outstanding were the same for all years. Potentially dilutive securities that are not included in the calculation of diluted net loss per share because their effect is antidilutive are as follows (in common equivalent shares):

	Years Ended December 31,
	2021	2020
Warrants	$292,700	$292,700
Stock options	8,576,098	5,340,000
Unvested restricted stock awards	602,647	—
Convertible preferred stock	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	$12,709,245	$8,870,500

Concentration of Credit Risk

Concentrations of Risks

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”). Cash balances at financial institutions are insured by the FDIC up to statutory levels. At times, cash may be uninsured or in deposit accounts that exceed the FDIC insurance limits. Periodically, the Company evaluates the creditworthiness of these financial institutions and has determined that the credit exposure is not significant.

The Company grants credit in the normal course of business to its customers. Periodically, the Company reviews past due accounts and makes decisions about future credit on a customer-by-customer basis. Credit risk is the risk that one party to a financial instrument will cause a loss for the other party by failing to fulfill an obligation.

The Company had outstanding receivables from three customers that collectively represented 49% of accounts receivable as of December 31, 2021, and two customer that represented 45% of accounts receivable as of December 31, 2020.

The Company had revenues from one customer that represented 12% of revenues for the year ended December 31, 2021, and one customer that represented 10% of revenues for the year ended December 31, 2020.

For the years ended December 31, 2021 and 2020, one and one vendor accounted for 17% and 20% of the Company’s total purchases, respectively. The Company had outstanding payables to two vendors that represented 30% of accounts payable as of December 31, 2021, and one vendor that represented 23% of accounts payable as of December 31, 2020.

The Company had one independent contractor that generated 22% and 16% of our total revenues for the years ended December 31, 2021 and 2020, respectively.

Accounting Pronouncements Recently Adopted

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40). This ASU reduces the number of accounting models for convertible debt instruments and convertible preferred stock as well as amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. In addition, this ASU improves and amends the related EPS guidance. The ASU is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted for fiscal years beginning after December 15, 2020. Adoption of the ASU can either be on a modified retrospective or full retrospective basis. The Company adopted the standard with an effective date of January 1, 2022 using the modified retrospective approach. The adoption of this ASU did not have a material impact on the condensed consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The amendments are designed to clarify an issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options that remain equity-classified after modification or exchange. The ASU provides guidance on how an issuer would measure and recognize the effects of these transactions. The standard provides a principles-based framework to determine whether an issuer should recognize the modification or exchange as an adjustment to equity or an expense. The ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the guidance provided in ASU 2021-04 prospectively to modifications or exchanges occurring on or after the effective date. The Company adopted the standard with an effective date of January 1, 2022. The adoption of this ASU did not have a material impact on the condensed consolidated financial statements.

Accounting Pronouncements Recently Adopted

In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. The Company adopted ASU 2018-07 prospectively as of January 1, 2020. The adoption of ASU 2018-07 did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). ASU 2018-13 modifies the disclosures on fair value measurements by removing the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timings of such transfers. The ASU expands the disclosure requirements for Level 3 fair value measurements, primarily focused on changes in unrealized gains and losses included in other comprehensive income (loss). The Company adopted the standard effective January 1, 2020. The adoption of ASU 2018-13 did not have a material effect on the Company’s consolidated financial statements.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, which generally aligns the accounting for episodic television series with that of films. In addition, ASU 2019-02 modifies certain aspects of the capitalization, impairment, presentation and disclosure requirements for film and television content accounting. The Company adopted the standard effective January 1, 2021. There was no material impact upon adoption to the consolidated statements of operations.

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts and operations of the Company. All intercompany accounts and transactions have been eliminated. The condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from these estimates and assumptions.

Unaudited Interim Condensed Consolidated Financial Information

Unaudited Interim Condensed Consolidated Financial Information

The accompanying Condensed Consolidated Balance Sheet as of March 31, 2022, Condensed Consolidated Statements of Operations, Condensed Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Stockholders’ Deficit for the three months ended March 31, 2022 and 2021 are unaudited. The financial data and other information contained in the notes thereto as of and for the three months ended March 31, 2022 and 2021 are also unaudited. The Condensed Consolidated Balance Sheet as of December 31, 2021 was derived from the Company’s audited consolidated financial statements included elsewhere in this registration statement.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements, and in the opinion of management, reflect all normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of March 31, 2022, the results of its operations for the three months ended March 31, 2022 and 2021, and its cash flows for the three months ended March 31, 2022 and 2021. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended December 31, 2021 and 2020, and the notes thereto.

The results for the three months ended March 31, 2022 are not necessarily indicative of results to be expected for the year ended December 31, 2022, or any other interim periods, or any future year or period.

The significant accounting policies used in preparation of these unaudited interim condensed consolidated financial statements are consistent with those described in the Company’s audited consolidated financial statements as of and for the years ended December 31, 2021 and 2020.

Going Concern

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that we will continue as a going concern. However, we believe that even after taking actions, we will not have sufficient liquidity to satisfy all of our future financial obligations. The risks and uncertainties surrounding our ability to raise capital and our limited capital resources raises substantial doubt as to our ability to continue as a going concern. See Note 12, Going Concern of the Notes to Condensed Consolidated Financial Statements for additional information.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern. However, we believe that even after taking these actions, we will not have sufficient liquidity to satisfy all of our future financial obligations. The risks and uncertainties surrounding our ability to raise capital and our limited capital resources raises substantial doubt as to our ability to continue as a going concern. See Note 14, “Going Concern” of the Notes to Consolidated Financial Statements for additional information.

COVID-19

COVID-19

The continuing spread of COVID-19 around the world is affecting the United States and global economies and has affected our operations and those of third parties on which we rely, including disruptions in staffing, order fulfillment and demand for product. In addition, the COVID-19 pandemic has and may continue to affect our revenue significantly. Additionally, while the potential economic impact brought by, and the duration of the COVID-19 pandemic, are difficult to assess or predict, the impact of the COVID-19 pandemic on the global financial markets may reduce our ability to access capital, which could negatively impact our short-term and long-term liquidity. The continuing impact of the COVID-19 pandemic is highly uncertain and subject to change.

As COVID-19 continues to evolve, the extent to which the coronavirus impacts operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. The Company continues to monitor the pandemic and the extent to which the continued spread of the virus adversely affects our customer base and revenue. As the COVID-19 pandemic is complex and rapidly evolving, the Company’s plans as described above may change. At this point, the Company cannot reasonably estimate the duration and severity of this pandemic, which could have a material adverse impact on the business, results of operations, financial position, and cash flows.

COVID-19

The continuing spread of COVID-19 around the world is affecting the United States and global economies and has affected our operations and those of third parties on which we rely, including disruptions in staffing, order fulfillment and demand for product. In addition, the COVID-19 pandemic has and may continue to affect our revenue significantly. Additionally, while the potential economic impact brought by, and the duration of the

COVID-19 pandemic, are difficult to assess or predict, the impact of the COVID-19 pandemic on the global financial markets may reduce our ability to access capital, which could negatively impact our short-term and long-term liquidity. The continuing impact of the COVID-19 pandemic is highly uncertain and subject to change.

As COVID-19 continues to evolve, the extent to which the coronavirus impacts operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. The Company continues to monitor the pandemic and the extent to which the continued spread of the virus adversely affects our customer base and revenue. As the COVID-19 pandemic is complex and rapidly evolving, the Company’s plans as described above may change. At this point, the Company cannot reasonably estimate the duration and severity of this pandemic, which could have a material adverse impact on the business, results of operations, financial position, and cash flows.

Content Asset, net

Content Asset, net

The Company produces programming content which it plans to broadcast on online video and streaming platforms. Costs of produced content currently consist of development and production costs. These costs are capitalized as “Content Asset, net” on the condensed consolidated balance sheet. As of the three months ended March 31, 2022, all produced content is in production and is not completed. Amortization of the content asset has not begun and will begin once the content airs. The Company does not own any purchased or licensed programming content.

The Company will amortize the content asset based on the proportion of revenue recognized from the content asset in the current period to the total forecasted lifetime revenue for the content asset. The Company’s revenue forecast for the content asset will be based on estimated sponsorship revenues. Judgment is required in determining the revenue model and associated amortization, and the Company will review factors that impact the revenue and amortization on an ongoing basis.

The Company has not aired its content asset and has not recognized any associated revenue or amortization costs for the three months ended March 31, 2022. The Company estimates that most of the revenue and amortization expense will be recognized within the next twelve-month operating cycle.

Exploitation costs such as marketing, advertising, publicity, promotion, and other distribution expenses directly connected with the distribution of the content asset are expensed as incurred.

At the specific title level, the Company tests the content asset for impairment when events or circumstances indicate that its fair value may be less than its unamortized cost. Each title is predominantly monetized on its own. If the carrying value of a content asset exceeds its estimated fair value, an impairment charge will be recorded in the amount of the difference. No impairment was recognized for the three months ended March 31, 2022. There were no content assets as of March 31, 2021.

Content Asset, net

The Company produces programming content which it plans to broadcast on online video and streaming platforms. Costs of produced content currently consist of development and production costs. These costs are capitalized as “Content Asset, net” on the consolidated balance sheet. As of the year ended December 31, 2021, all produced content is in production and is not completed. Amortization of the content asset has not begun and will begin once the content airs. The Company does not own any purchased or licensed programming content.

The Company will amortize the content asset based on the proportion of revenue recognized from the content asset in the current period to the total forecasted lifetime revenue for the content asset. The Company’s revenue forecast for the content asset will be based on estimated sponsorship revenues. Judgment is required in determining the revenue model and associated amortization, and the Company will review factors that impact the revenue and amortization on an ongoing basis.

The Company has not aired its content asset and has not recognized any associated revenue or amortization costs for the year ended December 31, 2021. The Company estimates that most of the revenue and amortization expense will be recognized within the next twelve-month operating cycle.

Exploitation costs such as marketing, advertising, publicity, promotion, and other distribution expenses directly connected with the distribution of the content asset are expensed as incurred.

At the specific title level, the Company tests the content asset for impairment when events or circumstances indicate that its fair value may be less than its unamortized cost. Each title is predominantly monetized on its own. If the carrying value of a content asset exceeds its estimated fair value, an impairment charge will be recorded in the amount of the difference. No impairment was recognized for the year ended December 31, 2021. There were no content assets as of December 31, 2020.

Revenue Recognition and Contract Balances

Revenue Recognition and Contract Balances

In May 2014, the FASB issued new accounting guidance related to revenue recognition. On January 1, 2019, we adopted the new accounting standard and related amendments using the modified retrospective approach. Based on the Company’s assessment, the adoption of ASC 606, Revenue from Contracts with Customers (“ASC 606”) did not have a material impact to the Company’s consolidated financial statements and there were no material differences between the Company’s adoption of ASC 606 and its historic accounting under ASC 605, Revenue Recognition.

Revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Our payment terms and conditions vary by customer and contract type. In instances where the timing of revenue recognition differs from the timing of invoicing, we do not adjust the promised amount of consideration for the effects of a significant financing component when we expect, at contract inception, that the period between our transfer of a promised product or service to our customer and payment for that product or service will be one year or less.

We generally record a receivable related to revenue when we have an unconditional right to invoice and receive payment. Contract assets arise from contracts when revenue is recognized over time and the amount of revenue recognized, including our estimate of variable consideration that has been included in the transaction price, exceeds the amount billed to the customer. These amounts are included in contract assets until the right to payment is no longer conditional on events other than the passage of time. These contract assets are reclassified to receivables when the right to consideration becomes unconditional. For the years ended December 31, 2021 and 2020, no impairment was recorded from contract assets.

Our allowances for doubtful accounts are typically immaterial and, if required, are based on our best estimate of expected credit losses inherent in our accounts receivable balance.

Contract liabilities are recorded in the event that the Company bills for services in advance of the time the services are performed, or when cash payments are received or due in advance of satisfying our performance obligations, even if amounts are refundable. Contract liabilities recorded at December 31, 2021 and 2020 represent the Company’s accounting for the timing difference between when funds are received and when the performance obligation is satisfied. Revenue recognized for the year ended December 31, 2021 relating to the contract liability balances as of January 1, 2021 was $1.1 million.

The following table disaggregates the Company’s revenue by major type for the years ended December 31, 2021 and 2020:

	(in thousands) Years Ended December 31,
	2021	2020
Brand sponsorships	$24,867	$16,520
Content	16,068	12,077
Consumer products	5,751	5,560
Esports	5,847	2,860
Other	319	149
Total revenue	$52,852	$37,166

The section below describes our revenue recognition policies and significant judgments in further detail for each major revenue source of the Company.

Brand Sponsorships

The Company offers advertisers a full range of promotional vehicles, including but not limited to online advertising, livestream announcements, content generation, social media posts, logo placement on the Company’s official merchandise and special appearances of members of the Company’s talent roster. Our brand sponsorship agreements may include multiple services that are capable of being individually distinct, however the intended benefit is an association with the Company’s brand and the services are not distinct within the context of the contracts. Revenues from brand sponsorship agreements are recognized ratably over the contract term. Payment terms and conditions vary, but payments are generally due periodically throughout the term of the contract. In instances where the timing of revenue recognition differs from the timing of billing, we have determined the brand sponsorship agreements generally do not include a significant financing component.

Content

The Company generates and produces original content which we monetize through Google’s AdSense service. Revenue is variable and is earned when the visitor views or “clicks through” on the advertisement. The amount of revenue earned is reported to us monthly and is recognized upon receipt of the report of viewership activity. Payment terms and conditions vary, but payments are generally due within 30 to 45 days after the end of each month.

In 2021, the Company granted an exclusive license to a customer for certain content produced by FaZe talent. The Company granted the customer a license to the intellectual property, which is the content and its use in generating advertising revenues, for a five-year period for $4.5 million paid by the customer upon execution of the contract. The Company’s only performance obligation is to license the content for use in generating advertising revenues, and recognizes the full contract amount at the point at which the Company provides the customer access to the content, which is at the execution of the contract. The Company has no further performance obligations under these types of contract and does not anticipate generating any additional revenue from these arrangements apart from the contract amount.

Principal Versus Agent Considerations

A significant amount of our brand sponsorship and content revenues are generated from our talent, who are under exclusive, multi-year contracts. Our talent consists of highly trained independent contractors, whose compensation is tied to the revenue that they generate. We have evaluated the terms of our brand sponsorship and content agreements and have concluded the Company is the principal. Brand sponsorship and content revenues are reported on a gross basis, while revenue-sharing and other fees paid to our talent are recorded as cost of revenues. The Company owns the FaZe brand and intellectual property, takes primary responsibility for delivery of services, and exercises control over content generation and monetization. The Company contracts directly with Google on its Company operated channels, and the talent contracts directly with Google on their own channels. As part of the Company’s contracts with its talent, the Company agrees to serve as the Talent’s exclusive management company as it relates to any and all type of work the talent may perform, including content creation and advertising revenue generated from the content. While the talent owns the content they create while they are under contract with FaZe, the talent grants FaZe an exclusive perpetual license to the content, and FaZe grants limited usage rights of that content back to the talent, conditional upon them complying with their contract. Furthermore, all income earned from services provided by the talent related to gaming, Esports, content creation or the business of FaZe, which includes revenue from advertising via talent content, is subject to the talent agreement and is payable to the Company. In addition, the Company’s contracts with its talent specify rules and restrictions on the content the talent can create and post. As such, through its contracts with talent, the Company is the principal because the Company is the entity exercising primary control over the content generated in the YouTube channels being monetized.

Consumer Products

The Company earns consumer products revenue from sales of our consumer products on our website or at live or virtual events. Revenues are recognized at a point in time, as control is transferred to the customer upon shipment. The Company offers customer returns and discounts through a third party distributor and accounts for this as a reduction to revenue. The Company does not offer loyalty programs or other sales incentive programs that are material to revenue recognition. Payment is due at the time of sale. We have outsourced the design, manufacturing, fulfillment, distribution, and sale of our consumer products to a third party, in exchange for royalties based on the amount of revenue generated. We evaluated the terms of the agreement to determine whether our consumer products revenues should be reported gross, or net of royalties paid. Key indicators that we evaluated in determining whether we are the principal in the sale (gross reporting), or an agent (net reporting) include, but are not limited to:

•        the Company is the party that is primarily responsible for fulfilling the promise to provide the specified good or service,

•        the Company has inventory risk before the good is transferred to the customer, and

•        the Company is the party that has discretion in establishing pricing for the specified good or service.

Based on our evaluation of the above indicators, we report consumer products revenues on a gross basis.

Esports

League Participation:    Generally, FaZe has one performance obligation — to participate in the overall Esport event — because the underlying activities do not have standalone value absent our participation in the tournament or event. Revenue from prize winnings and profit-share agreements is variable and is highly uncertain, we recognize revenue at the point in time when the uncertainty is resolved.

Player Transfer Fees:    Player transfer agreements include a fixed fee and may include a variable fee component. FaZe recognizes the fixed portion of revenue from transfer fees upon satisfaction of our performance obligation, which coincides with the execution of the related agreement. The variable portion of revenue is considered highly uncertain and is recognized at the point in time when the uncertainty is resolved.

Licensing of Intellectual Property:    Our licenses of intellectual property generate royalties that are recognized in accordance with the royalty recognition constraint. That is, royalty revenue is recognized at the time when the sale occurs.

Transaction Price Allocated to the Remaining Performance Obligations

For the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of December 31, 2021, the Company applies the allowable practical expedient and does not disclose information about remaining performance obligations that have original expected durations of one year or less. Revenue expected to be recognized in the future related to performance obligations that have original expected durations greater than one year that are unsatisfied (or partially unsatisfied) as of December 31, 2021 were not material.

Convertible Debt

Convertible Debt

The Company evaluates embedded conversion features within convertible debt under ASC 815, Derivatives and Hedging (“ASC 815”), to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings.

Convertible Debt

The Company evaluates embedded conversion features within convertible debt under ASC 815, Derivatives and Hedging (“ASC 815”), to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470, Debt, for consideration of any beneficial conversion features.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based awards in accordance with ASC 718, Compensation — Stock Compensation, which requires fair value measurement on the grant date and recognition of compensation expense for all stock-based payment awards.

Given the absence of an active market for the Company’s common stock, the Board of Directors (the “Board”) was required to estimate the fair value of the Company’s common stock at the time of each award. The Board considered numerous objective and subjective factors in determining the value of the Company’s common stock at each grant date, including the following: (1) the per-share price of issuances of the Company’s preferred stock, which the Company sold to outside investors in arm’s-length transactions, and the rights, preferences, and privileges of the Company’s preferred stock and common stock; (2) valuations performed by an independent valuation specialist; (3) the Company’s stage of development and revenue growth; (4) the fact that the awards involved illiquid securities in a private company; and (5) the likelihood of achieving a liquidity event for the shares of common stock underlying the awards, such as an initial public offering or sale of the Company, given prevailing market conditions. The Company believes this to have been a reasonable methodology based on certain arm’s-length transactions involving the Company’s preferred stock, supported by the results produced by this valuation methodology. As the Company’s common stock is not actively traded, the determination of fair value involves assumptions, judgments and estimates. If different assumptions were made, stock-based compensation expense and net loss could have been significantly different.

For stock options, the Company estimates the fair value using the Black-Scholes-Merton option-pricing (“Black-Scholes”) model. The fair value is expensed over the requisite service periods of the awards (usually one to four years), or in the period of grant for awards that vest immediately and have no future service condition, or in the period the awards vest immediately after meeting a performance condition becomes probable (i.e., the occurrence of a change in control event). As there was no public market for its common stock, the Company determined the volatility for options granted based on an analysis of reported data for a peer group of companies. The expected volatility of options granted has been estimated based on an average of the historical volatility measures of this peer group of companies. The expected life of options has been estimated utilizing the “simplified method” due to the lack of available or sufficient historical exercise data for the Company for the applicable options terms. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

The Black-Scholes model requires the input of certain assumptions that require the Company’s judgment, including the fair value of common shares, expected term and the expected price volatility of the underlying stock. The assumptions used in calculating the fair value of stock-based compensation represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change resulting in the use of different assumptions, stock-based compensation expense could be materially different in the future. The Company accounts for forfeitures of stock-based awards as they occur.

Stock-Based Compensation

The Company accounts for its stock-based awards in accordance with ASC 718, Compensation — Stock Compensation, which requires fair value measurement on the grant date and recognition of compensation expense for all stock-based payment awards.

Given the absence of an active market for the Company’s common stock, the Board of Directors (the “Board”) was required to estimate the fair value of the Company’s common stock at the time of each award. The Board considered numerous objective and subjective factors in determining the value of the Company’s common stock at each grant date, including the following: (1) the per-share price of issuances of the Company’s preferred stock, which the Company sold to outside investors in arm’s-length transactions, and the rights, preferences, and privileges of the Company’s preferred stock and common stock; (2) valuations performed by an independent valuation specialist; (3) the Company’s stage of development and revenue growth; (4) the fact that the awards involved illiquid securities in a private company; and (5) the likelihood of achieving a liquidity event for the shares of common stock underlying the awards, such as an initial public offering or sale of the Company, given prevailing market conditions. The Company believes this to have been a reasonable methodology based on certain arm’s-length transactions involving the Company’s preferred stock, supported by the results produced by this valuation methodology. As the Company’s common stock is not actively traded, the determination of fair value involves assumptions, judgments and estimates. If different assumptions were made, stock-based compensation expense and net loss could have been significantly different.

For stock options, the Company estimates the fair value using the Black-Scholes-Merton option-pricing (“Black-Scholes”) model. The fair value is expensed over the requisite service periods of the awards. As there was no public market for its common stock, the Company determined the volatility for options granted based on an analysis of reported data for a peer group of companies. The expected volatility of options granted has been estimated based on an average of the historical volatility measures of this peer group of companies. The expected life of options has been estimated utilizing the “simplified method” due to the lack of available or sufficient historical exercise data for the Company for the applicable options terms. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

The Black-Scholes model requires the input of certain assumptions that require the Company’s judgment, including the fair value of common shares, expected term and the expected price volatility of the underlying stock. The assumptions used in calculating the fair value of stock-based compensation represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change resulting in the use of different assumptions, stock-based compensation expense could be materially different in the future. The Company accounts for forfeitures of stock-based awards as they occur. Stock-based awards with graded-vesting schedules are recognized on a straight-line basis over the requisite service period for the entire award.

Fair Value Measurement

Fair Value Measurement

The fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value hierarchy consists of the following three levels:

Level 1:	Quoted prices in active markets for identical assets or liabilities
Level 2:	Quoted prices for similar assets and liabilities in active markets or inputs other than quoted prices which are observable for the assets or liabilities
Level 3:	Unobservable inputs which are supported by little or no market activity

The carrying amount of the Company’s financial instruments, including cash, accounts receivable, notes receivable, and accounts payable approximate fair value due to their short-term nature.

The Company does not have financial assets or liabilities that are required under U.S. GAAP to be measured at fair value on a recurring basis. The Company has not elected to use the fair value measurement option for any assets or liabilities for which fair value measurement is not presently required.

Fair Value Measurement

The fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value hierarchy consists of the following three levels:

Level 1:	Quoted prices in active markets for identical assets or liabilities
Level 2:	Quoted prices for similar assets and liabilities in active markets or inputs other than quoted prices which are observable for the assets or liabilities
Level 3:	Unobservable inputs which are supported by little or no market activity

The carrying amount of the Company’s financial instruments, including cash, accounts receivable, notes receivable, and accounts payable approximate fair value due to their short-term nature.

The Company does not have financial assets or liabilities that are required under U.S. GAAP to be measured at fair value on a recurring basis. The Company has not elected to use the fair value measurement option for any assets or liabilities for which fair value measurement is not presently required.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that its Chief Executive Officer is the CODM. The Company operates and reports financial information in one segment, as the CODM reviews financial information presented on a consolidated basis, at the Company level, for the purposes of making operating decisions, allocation of resources, and evaluating financial performance.

As of March 31, 2022 and December 31, 2021 and for the three months ended March 31, 2022 and 2021, the Company did not have material revenue earned or assets located outside of the United States.

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that its Chief Executive Officer is the CODM. The Company operates and reports financial information in one segment, as the CODM reviews financial information presented on a consolidated basis, at the Company level, for the purposes of making operating decisions, allocation of resources, and evaluating financial performance.

As of and for the years ended December 31, 2021 and 2020, the Company did not have material revenue earned or assets located outside of the United States.

Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Not Yet Adopted

As an emerging growth company, the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an emerging growth company. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use (“ROU assets”) asset and a lease liability for all leases with terms greater than 12 months and requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases. After the issuance of ASU 2016-02, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as “ASC 842”. The ASU is effective for annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In September 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance requires the measurement of all expected credit losses for financial assets held at the reporting data based on historical experience, current conditions and reasonable and supportable forecasts. This guidance also requires enhanced disclosures regarding significant estimates and judgements used in estimating credit losses. The new guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic-740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

Accounting Pronouncements Not Yet Adopted

As an emerging growth company, the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an emerging growth company. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use (“ROU assets”) asset and a lease liability for all leases with terms greater than 12 months and requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases. After the issuance of ASU 2016-02, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as “ASC 842”. The ASU is effective for annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In September 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance requires the measurement of all expected credit losses for financial assets held at the reporting data based on historical experience, current conditions and reasonable and supportable forecasts. This guidance also requires enhanced disclosures regarding significant estimates and judgements used in estimating credit losses. The new guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangements that is a Service Contract. The ASU aligns the requirements for capitalizing implementation costs incurred in hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The ASU is effective for annual periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The amendments in this ASU can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic-740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40). This ASU reduces the number of accounting models for convertible debt instruments and convertible preferred stock as well as amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. In addition, this ASU improves and amends the related EPS guidance. The ASU is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted for fiscal years beginning after December 15, 2020. Adoption of the ASU can either be on a modified retrospective or full retrospective basis. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The amendments are designed to clarify an issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options that remain equity-classified after modification or exchange. The ASU provides guidance on how an issuer would measure and recognize the effects of these transactions. The standard provides a principles-based framework to determine whether an issuer should recognize the modification or exchange as an adjustment to equity or an expense. The ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the guidance provided in ASU 2021-04 prospectively to modifications or exchanges occurring on or after the effective date. The Company is currently evaluating the impact of this standard but does not expect to have a material impact on the Company’s consolidated financial statement presentation and related disclosures.

Restricted cash		Restricted cash Restricted cash consists of funds held in a restricted account for payment of upfront rental lease deposits.
Trade Receivables, net

Trade Receivables, net

Accounts receivable represent amounts due from customers. The Company assesses the collectability of receivables on an ongoing basis. A provision for the impairment of receivables involves significant judgement and includes the review of individual receivables based on individual customers, current economic trends, and analysis of historical bad debts. As of December 31, 2021 and 2020, the Company had recorded an allowance for doubtful accounts of $0.4 million and $0.4 million, respectively. All reserves for doubtful accounts were from contracts with customers.

Inventory

Inventory

Inventory consists of merchandise sold on our website and at live events. All of our inventory is comprised of finished goods. Inventory is stated at the lower of cost or net realizable value. The Company compares the cost of inventories with the net realizable value and an allowance is recorded to write down inventories to net realizable value, if lower. As of December 31, 2021 and 2020, the Company did not record a valuation allowance.

Property, Equipment and Leasehold Improvements

Property, Equipment and Leasehold Improvements

Property, equipment and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the asset. The estimated useful lives of our fixed assets are as follows:

Computer equipment	3 Years
Furniture/Fixtures	3 Years
Vehicles	5 Years
Leasehold improvements	Remaining lease term

In the event the estimated useful life of a leasehold improvement is shorter than the remaining lease term, the estimated useful life is used.

Expenditures for major renewals and improvements are capitalized, while minor replacements, maintenance and repairs, which do not extend the asset lives, are charged to operations as incurred. Upon sale or disposition, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations. The Company continually monitors events and changes in circumstances that could indicate that the carrying balances of its property, equipment and leasehold improvements may not be recoverable in accordance with the provisions of FASB Accounting Standards Codification Topic (“ASC”) 360, Property, Plant, and Equipment (“ASC 360”). When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. The Company did not recognize any impairment charges for property, equipment, and leasehold improvements for the years ended December 31, 2021 and 2020.

Intangibles, net

Intangibles, net

Website Development Costs:    The Company accounts for website development costs in accordance with ASC 350, Intangibles — Goodwill and Other. Accordingly, all costs incurred in the planning stage are expensed as incurred, costs incurred in the website application and infrastructure development stage that meet specific criteria are capitalized, and costs incurred for the operation of the website are expensed as incurred. Costs associated with the website consist of service fees paid to website developers and designers and are amortized on a straight-line basis over their estimated useful life of three years.

Talent Acquisition Costs:    The Company capitalizes costs associated with the acquisition of certain members of our talent and amortizes these costs straight-line over their estimated useful lives, which reflect the contractual term of the associated talent agreement.

The Company accounts for the impairment of intangible assets, under the provisions of ASC 360. ASC 360 establishes the accounting for impairment of long-lived tangible and intangible assets other than goodwill and for the disposal of a business. Pursuant to ASC 360, the Company periodically evaluates whether facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If the carrying amount of long-lived assets exceeds the undiscounted future cash flows, the Company will write the carrying value down to the fair value in the period the impairment is identified. The Company did not recognize any impairment charges for intangible assets for the years ended December 31, 2021 and 2020.

Foreign Currency

Foreign Currency

The Company’s functional and reporting currency is the U.S. dollar. The Company does not have subsidiaries or significant operations outside of the United States and does not have any translation adjustments related to foreign currencies.

Foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency. Transaction gains and losses are recognized in other income/expense in the consolidated statements of operations. For the years ended December 31, 2021 and 2020, we recorded net foreign currency transaction losses of de minimis and $0.8 million, respectively.

Advertising Expenses

Advertising Expenses

The Company expenses advertising costs as incurred in accordance with ASC 720, Other Expenses. Advertising expenses are included in sales and marketing expense in the consolidated statements of operations and are de minimis and $65,416 in the years ended December 31, 2021 and 2020, respectively.

Revisions to Previously Issued Financial Statements

Revisions to Previously Issued Financial Statements

During the preparation of the audited consolidated financial statements for the year ended December 31, 2021, the Company identified a misapplication of the accounting guidance related to accounting for customer returns and discounts. For the year ended December 31, 2020, the Company recorded $0.8 million in customer discounts and $0.2 million in customer returns. The Company had accounted for these as Cost of revenues, as opposed to as a reduction to revenue.

The Company assessed the materiality of this error on prior period financial statements in accordance with the SEC Staff Accounting Bulletin Number 99, Materiality, and ASC 250-10, Accounting Changes and Error Corrections. As this is a reclassification between Revenue and Cost of revenues, gross margin and net income are not impacted. The error did not have any effect on the Company’s previously reported consolidated balance sheets, statements of cash flows, and statements of shareholder’s deficit. The Company determined that this error was not material to the financial statements for the year ended December 31, 2020. The Company elected to correct this immaterial error as a revision to previously issued financial statements and has revised the 2020 financial statements presented herein.

The following tables set forth the effects of the revisions on the affected line items within the consolidated statement of operations for the year ended December 31, 2020:

	Year Ended December 31, 2020
	As previously reported	Revision adjustments	As revised
	(in thousands)
Revenues	$38,211	$(1,045)	$37,166
Cost of revenues	29,117	(1,045)	28,072
Gross profit	$9,094	$—	$9,094

The following tables set forth the effects of the revisions on the affected line items within Note 2 Summary of Significant Accounting Policies, section Revenue Recognition and Contract Balances for the financial statements for the year ended December 31, 2020: